Exhibit 99.2

LOANID	SRVLOANID	AMC ID	RPL ID	Originator	Lien	ARMorFix	Purpose at Origination	Occupancy at Origination	Origination Date	fpdate	State	Zip	OrigBal	pppflag	pppterm	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
XXX	XXX	310443668	XXX	XXX	First	ARM	Purchase	Investment Property	5/XX/2004	7/XX/2004	FL	XXX	XXX	YES	60	1						RA	A	A	A
XXX	XXX	310443664	XXX	XXX	First	ARM	Cashout Refi	Owner Occ	6/XX/2005	8/XX/2005	PA	XXX	XXX	YES	36	3	[3] Finance Charge underdisclosed >$35 for Refinance
[2]   Affiliated Business Doc Missing
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Rate Lock
[2]   Initial GFE Missing
[2]   Initial TIL Missing
Finance charges under disclosed by $435.00 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a flood certificate of $25, closing fees of $295, closing protection letter of $35, courier fees of $60 and a wire fee of $20 as prepaid finance charges.
																				Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
XXX	XXX	310443669	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	7/XX/2005	9/XX/2005	FL	XXX	XXX	NO	*Not Applicable	2	[2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
XXX	XXX	310443663	XXX	XXX	First	ARM	Cashout Refi	Owner Occ	7/XX/2006	9/XX/2006	NJ	XXX	XXX	NO	*Not Applicable	2	[2] State - Missing Attorney Disclosure [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Mortgage Broker Agreement [2] State - Missing Commitment Letter					RB	B	B	B
XXX	XXX	310443660	XXX	XXX	First	FIXED	Rate/Term Refi	Owner Occ	3/XX/2011	5/XX/2011	VT	XXX	XXX	NO	*Not Applicable	3	[3] Finance Charge underdisclosed >$35 for Refinance
[2]   Violation of SAFE Act/Agency Final Rules Originator name and/or NMLS ID not printed on credit application - Application date between 1/XX/11 and 1/XX/14
																		Finance charges under disclosed by $184 which exceeds the $35 tolerance for refinance transactions. TIL Itemization disclosed a closing fee of $955, however, final HUD reflects a closing fee of $555.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
XXX	XXX	310443659	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	4/XX/2008	6/XX/2008	FL	XXX	XXX	NO	*Not Applicable	3	[3] TIL Incomplete [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] Credit Score Disclosure Not Present [2] Evidence of Single Premium Credit Insurance With Disclosure	Evidence of Borrowers Protection Plan with a monthly payment of $219.01. Insurance is optional. Final TIL incomplete due to not being executed by borrower and missing date.	TESTED		TR Tested	RB	B	B	B
XXX	XXX	310443670	XXX	XXX	First	FIXED	Rate/Term Refi	Owner Occ	5/XX/2009	7/XX/2009	DC	XXX	XXX	NO	*Not Applicable	3	[3] ROR Missing [3] Finance Charge underdisclosed >$35 for Refinance [3] TIL Incomplete [2] Credit Score Disclosure Not Present	Final TIL incomplete due to not being executed by borrower and missing date.
Finance charges under disclosed by $124.24 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.
TESTED	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

																					TR Tested	RB	B	B	B
XXX	XXX	310443658	XXX	XXX	First	ARM	Purchase	Owner Occ	4/XX/2007	6/XX/2007	MN	XXX	XXX	NO	*Not Applicable	3	[3] State Late Charge Not Standard
[2]   Affiliated Business Doc Missing
[2]   State - Missing Notice of Right to Discontinue Escrow
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/XX/04-10/XX/09)
																		Late charge of the greater of $29.00 or 6% exceeds the maximum of 5% allowed for the state of Minnesota.			Late Charge	RC	C	C	C
XXX	XXX	310443662	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	12/XX/2007	2/XX/2008	NJ	XXX	XXX	NO	*Not Applicable	2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09)
[2]   Affiliated Business Doc Missing
[2]   State - Missing Attorney Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Application Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
																						RB	B	B	B
XXX	XXX	310443665	XXX	XXX	First	FIXED	Rate/Term Refi	Owner Occ	4/XX/2006	6/XX/2006	GA	XXX	XXX	NO	*Not Applicable	3	[3] ROR Incorrect Form - Lender to Lender Not On H9/G9
[2]   State - Missing Right to Select Attorney Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.	ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.

																					TILA SOL Expired	RB	B	B	B
XXX	XXX	310443655	XXX	XXX	First	FIXED	Rate/Term Refi	Owner Occ	4/XX/2011	6/XX/2011	LA	XXX	XXX	NO	*Not Applicable	2	[2] Violation of SAFE Act/Agency Final Rules Originator name and/or NMLS ID not printed on credit application - Application date between 1/XX/11 and 1/XX/14
[2]   Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/XX/11 and 1/XX/14
																						RB	B	B	B
XXX	XXX	310443666	XXX	XXX	First	FIXED	Purchase	Owner Occ	8/XX/2006	10/XX/2006	OR	XXX	XXX	NO	*Not Applicable	2	[2] State - Missing Interest rate Lock/Float Disclosure [2] State - Missing Choice of Insurance Disclsoure [2] Initial GFE Missing					RB	B	B	B
XXX	XXX	310079876	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	2/XX/2001	4/XX/2001	SC	XXX	XXX	NO	*Not Applicable	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] ROR Incomplete [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $923.99 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose an Application fee of $850, a closing attorney fee of $350 and a transfer fee of $5 as a prepaid finance charges.
ROR incomplete due to missing recission date.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

ROR - 3yrs for rescindable transactions. The loan is outside the SOL.

																					TILA SOL Expired	RB	B	B	B
XXX	XXX	310079934	XXX	XXX	First	FIXED	Rate/Term Refi	Owner Occ	3/XX/2011	5/XX/2011	OH	XXX	XXX	NO	*Not Applicable	2	[2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Statutory Authority Disclosure					RB	B	B	B
XXX	XXX	310443657	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	6/XX/2004	8/XX/2004	AL	XXX	XXX	NO	*Not Applicable	2	[2] Affiliated Business Doc Missing					RB	B	B	B
XXX	XXX	310443667	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	12/XX/2004	2/XX/2005	NJ	XXX	XXX	NO	*Not Applicable	3	[3] ROR Missing [2] Credit Score Disclosure Not Present [2] State - Missing Attorney Disclosure [2] State - Missing Mortgage Broker Agreement [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
XXX	XXX	310443656	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	10/XX/2006	12/XX/2006	NJ	XXX	XXX	NO	*Not Applicable	2	[2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] Initial TIL Missing					RB	B	B	B
XXX	XXX	310443661	XXX	XXX	First	FIXED	Purchase	Owner Occ	6/XX/1995	8/XX/1995	OH	XXX	XXX	NO	*Not Applicable	3	[3] Finance Charge underdisclosed >$100 for Purchase
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial TIL Missing
																		Finance charges under disclosed by $161.71 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the closing fee of $150 as prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
XXX	XXX	310003858	XXX	XXX	First	ARM	Rate/Term Refi	Owner Occ	2/XX/2001	4/XX/2001	MA	XXX	XXX	NO	*Not Applicable	3	[3] TIL Missing
[3]   ROR Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Loan Origination and Compensation Agreement
[2]   State - Missing Borrower Interest Worksheet
[2]   State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations
[2]   State - Missing Stated Income Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
																			YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR TIL Deficiency	RB	B	B	B
XXX	XXX	310003857	XXX	XXX	First	ARM	Cashout Refi	Owner Occ	8/XX/2003	10/XX/2003	NJ	XXX	XXX	YES	36	2	[2] Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Attorney Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Initial Tax Authorization Notice
[2]   Initial TIL Missing
																						RB	B	B	B
XXX	XXX	310003738	XXX	XXX	First	ARM	Cashout Refi	Owner Occ	7/XX/2007	9/XX/2007	CA	XXX	XXX	YES	24	3	[3] HUD-1 Incomplete
[2]   State - Missing Loan Commitiment
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   HMDA-reportable rate spread (1/XX/04-10/XX/09)
																		HUD incomplete due to not being signed by the borrower or stamped by the settlement agent.	YES		TR HUD Deficiency	RD	D	D	D
XXX	XXX	310003709	XXX	XXX	First	ARM	Cashout Refi	Second Home	8/XX/2005	10/XX/2005	NY	XXX	XXX	YES	36	3	[3] Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
Finance charges under disclosed by $3684.50 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to being without an amortization schedule and/or documented index.
																				APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
XXX	XXX	310003535	XXX	XXX	First	ARM	Purchase	Owner Occ	8/XX/2007	10/XX/2007	WA	XXX	XXX	NO	*Not Applicable	2	[2] Initial TIL Missing					RB	B	B	B
XXX	XXX	310003530	XXX	XXX	First	ARM	Cashout Refi	Owner Occ	4/XX/2006	6/XX/2006	CA	XXX	XXX	YES	36	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing	Finance charges under disclosed by $4,157.19 which exceeds the $35 tolerance for refinance transactions. Unable to determine payment under disclosure due to missing amortization schedule from the loan file.
																				APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
XXX	XXX	310003412	XXX	XXX	First	ARM	Cashout Refi	Owner Occ	4/XX/2007	6/XX/2007	IN	XXX	XXX	YES	24	2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)					RB	B	B	B
XXX	XXX	310003407	XXX	XXX	First	ARM	Cashout Refi	Investment Property	5/XX/2007	6/XX/2007	RI	XXX	XXX	YES	24	2	[2] Credit Score Disclosure Not Present
[2]   State - Missing Tangible Net Benefit Disclosure
[2]   State - Missing Notice Regarding Nonrefundability of Loan Fees
[2]   HMDA-reportable rate spread (1/XX/04-10/XX/09)
																						RB	B	B	B
XXX	XXX	310003383	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	12/XX/2007	2/XX/2008	ME	XXX	XXX	YES	36	2	[2] Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Broker Agreement
[2]   State - Missing Notice of Residential Mortgage Loan Applicants
[2]   HMDA-reportable rate spread (1/XX/04-10/XX/09)
[2]   State - Missing Application Disclosure / Choice of Agent and Insurer Notice
[2]   State - Missing Notice of Borrower's Right to Select Title Attorney
[2]   Initial GFE Missing
																						RB	B	B	B
XXX	XXX	310003377	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	4/XX/2007	6/XX/2007	IL	XXX	XXX	YES	36	3	[3] State Late Charge Not Standard
[2]   State - Missing Borrower Information Document
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   HMDA-reportable rate spread (1/XX/04-10/XX/09)
[2]   Initial GFE Missing
[2]   Initial TIL Missing
																		Late charge fee of 6% exceeds the max allowed of 5% for the state Illinois.			Late Charge	RC	C	C	C
XXX	XXX	310003353	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	9/XX/2003	11/XX/2003	NY	XXX	XXX	NO	*Not Applicable	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Appraisal and Consumer Report Notice					RB	B	B	B
XXX	XXX	310003345	XXX	XXX	First	ARM	Cashout Refi	Owner Occ	4/XX/2006	7/XX/2006	NY	XXX	XXX	NO	*Not Applicable	3	[3] HUD-1 Incomplete
[3]   TIL Incomplete
[3]   Finance Charge underdisclosed >$35 for Refinance
[3]   ROR Incorrect Form - Lender to Lender Not On H9/G9
[2]   Initial TIL Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Broker Compensation Disclosure
Final HUD not signed by the borrower or stamped by settlement agent.
Final TIL is marked final and was signed at closing; however reflects estimated Finance Charge figure.
Finance charges under disclosed by $1143.61 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.
ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.
																			YES	APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. // ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	TR HUD Deficiency	RD	D	D	D
XXX	XXX	310004344	XXX	XXX	First	FIXED	Purchase	Owner Occ	6/XX/2001	8/XX/2001	TN	XXX	XXX	NO	*Not Applicable	2	[2] State - Missing Rate Lock					RB	B	B	B
XXX	XXX	310004332	XXX	XXX	First	FIXED	Purchase	Owner Occ	2/XX/1998	4/XX/1998	GA	XXX	XXX	YES	24	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Initial TIL Missing [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing	Finance charges underdisclosed $500.62 which exceeds $100 max for purchases; TIL itemization did not include Closing Attorney Fee $400, Appraisal Review fee $75, and Courier Fee $35 as prepaid charges. Additionally, line item 206 contains $1986.45 Lender Credit which is unitemized, and therefore not included.
																				APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
XXX	XXX	310004330	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	5/XX/2004	7/XX/2004	TX	XXX	XXX	NO	*Not Applicable	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] Texas Section 50 ( a ) (6) violation [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/XX/04-10/XX/09)	Finance charges under disclosed by $345.89 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.
Total points and fees ($XXX) exceeds TX Home Equity 3% fee cap ($1,050) by $1,277.04.  Discount pts and YSP included in 3% fee calculation. TX 3rd circuit court ruling (effective 1/XX/10) invalidated Sections 153.1(11) and 153.5 (along with sections that reference definition of "interest" provided in the previously listed invalidated sections) which significantly reduces fees that can be excluded from 3% fee cap.  Pending TX Supreme Court Ruling, ruling currently only applies to loans with properties within the 3rd circuit.  Subject property for this loan is not located within the 3rd circuit but XXX has adopted the more conservative 3rd circuit definition and tests TX home equity loans based on 3rd circuit 3% fee cap rules and will leave it to client's discretion to override exception.
																				A 50a6 violation may lead to forfeiture of all principal and interest. T // APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	State - NC	RC	C	C	C
XXX	XXX	310004327	XXX	XXX	First	ARM	Cashout Refi	Owner Occ	10/XX/2006	12/XX/2006	CA	XXX	XXX	YES	24	2	[2] Initial TIL Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   HMDA-reportable rate spread (1/XX/04-10/XX/09)
[2]   State - Missing Notice to Cosigner
[2]   State - Missing Waiver of Title Insurance Disclosure
																						RB	B	B	B
XXX	XXX	310004317	XXX	XXX	First	ARM	Cashout Refi	Investment Property	3/XX/2007	5/XX/2007	NY	XXX	XXX	YES	12	2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] State - Missing Borrower's Choice of Attorney Disclosure					RB	B	B	B
XXX	XXX	310004314	XXX	XXX	First	FIXED	Rate/Term Refi	Owner Occ	4/XX/2009	6/XX/2009	SC	XXX	XXX	NO	*Not Applicable	2	[2] State - Missing Attorney/Insurance Preference Dislcosure [2] State - Missing Agency to Receive Borrower Complaints					RB	B	B	B
XXX	XXX	310004312	XXX	XXX	First	FIXED	Purchase	Owner Occ	10/XX/2006	12/XX/2006	MD	XXX	XXX	NO	*Not Applicable	2	[2] Initial GFE Missing
[2]   Initial TIL Missing
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing MD Balloon Disclosure
[2]   State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Wet Settlement / Delivery of Net Proceeds Authorization
[2]   State - Missing Disclosure of Seller-Paid Fees
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
																						RB	B	B	B
XXX	XXX	310004310	XXX	XXX	First	ARM	Purchase	Owner Occ	3/XX/2007	5/XX/2007	CA	XXX	XXX	NO	*Not Applicable	2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage					RB	B	B	B
XXX	XXX	310004291	XXX	XXX	First	FIXED	Purchase	Owner Occ	7/XX/2008	9/XX/2008	GA	XXX	XXX	NO	*Not Applicable	3	[3] Finance Charge underdisclosed >$100 for Purchase
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
																		Finance charges under disclosed by $510.43 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
XXX	XXX	310004273	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	7/XX/2007	9/XX/2007	GA	XXX	XXX	YES	36	2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09)					RA	A	A	A
XXX	XXX	310003282	XXX	XXX	First	ARM	Rate/Term Refi	Owner Occ	5/XX/2004	7/XX/2004	CA	XXX	XXX	NO	*Not Applicable	2	[2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
XXX	XXX	310003281	XXX	XXX	First	FIXED	Purchase	Second Home	6/XX/2004	8/XX/2004	FL	XXX	XXX	NO	*Not Applicable	2	[2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor					RB	B	B	B
XXX	XXX	310003160	XXX	XXX	First	ARM	Purchase	Owner Occ	12/XX/2005	2/XX/2006	IL	XXX	XXX	NO	*Not Applicable	3	[3] TIL Missing [2] Credit Score Disclosure Not Present [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation		YES		TR TIL Deficiency	RB	B	B	B
XXX	XXX	310003057	XXX	XXX	First	FIXED	Rate/Term Refi	Owner Occ	12/XX/2006	2/XX/2007	IL	XXX	XXX	NO	*Not Applicable	2	[2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
XXX	XXX	310002977	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	8/XX/2007	10/XX/2007	WA	XXX	XXX	YES	36	2	[2] State - Missing Anti-Coercion Notice
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application
[2]   State - Missing Prepayment penalty disclosure
[2]   State - Missing Oral Agreement Notice
																						RB	B	B	B
XXX	XXX	310002936	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	3/XX/2008	5/XX/2008	NJ	XXX	XXX	NO	*Not Applicable	2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] Affiliated Business Doc Missing [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure					RB	B	B	B
XXX	XXX	310002664	XXX	XXX	First	FIXED	Purchase	Owner Occ	2/XX/2007	4/XX/2007	FL	XXX	XXX	NO	*Not Applicable	3	[3] TIL Incomplete [2] State - Missing Lock In Agreement [2] Initial TIL Incomplete [2] Evidence of Single Premium Credit Insurance With Disclosure	Evidence of credit life insurance with a monthly payment of $XX or a total premium of $XXX. Insurance is optional.
Final TIL incomplete due to missing date and missing page 2 of 2.
Initial TIL incomplete due to not being dated.
																			NO		TNR Testing Not Required	RB	B	B	B
XXX	XXX	310002634	XXX	XXX	First	ARM	Cashout Refi	Owner Occ	3/XX/2006	5/XX/2006	FL	XXX	XXX	NO	*Not Applicable	3	[3] TIL Missing [3] ROR Missing [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR TIL Deficiency	RB	B	B	B
XXX	XXX	310002608	XXX	XXX	First	FIXED	Rate/Term Refi	Owner Occ	10/XX/2007	12/XX/2007	FL	XXX	XXX	NO	*Not Applicable	3	[3] TIL Incomplete	Final TIL incomplete due not being signed or dated by the borrower.	TESTED		TR Tested	RB	B	B	B
XXX	XXX	310002565	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	12/XX/2007	2/XX/2008	RI	XXX	XXX	NO	*Not Applicable	3	[3] TIL Incomplete
[2]   Missing RI "Prohibited Acts and Practices Disclosure Regarding All Home Loans"
[2]   Missing RI "Prohibited Acts and Practices Disclosure Regarding High Cost Home Loans"
[2]   Initial TIL Missing
																		Final TIL incomplete due to missing borrower signature, date and page 2 of 2.	TESTED		TR Tested	RB	B	B	B
XXX	XXX	310002463	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	8/XX/1997	10/XX/1997	WV	XXX	XXX	NO	*Not Applicable	3	[3] TIL Missing
[3]   ROR Missing
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Notice to Cosigner
[2]   State - Missing Tangible Net Benefit Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
																			YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR TIL Deficiency	RB	B	B	B
XXX	XXX	310002405	XXX	XXX	First	FIXED	Purchase	Owner Occ	5/XX/2009	7/XX/2009	FL	XXX	XXX	NO	*Not Applicable	3	[3] TIL Incomplete [2] Evidence of Single Premium Credit Insurance With Disclosure	Evidence of Borrowers Protection Plan with a monthly payment of $XXX. Insurance is optional. Final TIL incomplete due to not being executed by borrower and missing date.	NO		TNR Testing Not Required	RB	B	B	B
XXX	XXX	310003253	XXX	XXX	First	FIXED	Rate/Term Refi	Owner Occ	5/XX/2001	7/XX/2001	GA	XXX	XXX	NO	*Not Applicable	3	[3] TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   State - Missing Application Disclosure
[2]   State - Missing Commitment Disclosure
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
[2]   State - Missing Right to Select Attorney Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
																			YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	RD	D	D	D
XXX	XXX	310002917	XXX	XXX	First	FIXED	Cashout Refi	Investment Property	7/XX/2002	9/XX/2002	OH	XXX	XXX	NO	*Not Applicable	2	[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   Initial GFE Missing
																						RB	B	B	B
XXX	XXX	310002784	XXX	XXX	First	FIXED	Construction To Perm	Owner Occ	1/XX/2005	5/XX/2005	PA	XXX	XXX	NO	*Not Applicable	3	[3] TIL Incomplete	Final TIL incomplete due to missing payment streams.	NO		TNR Testing Not Required	RB	B	B	B
XXX	XXX	310002525	XXX	XXX	First	FIXED	Purchase	Owner Occ	3/XX/2006	5/XX/2006	AZ	XXX	XXX	NO	*Not Applicable	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date					RB	B	B	B
XXX	XXX	310002440	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	12/XX/2006	2/XX/2007	MD	XXX	XXX	NO	*Not Applicable	2	[2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Net Tangible Benefit Worksheet					RB	B	B	B
XXX	XXX	310002382	XXX	XXX	First	FIXED	Purchase	Owner Occ	11/XX/2006	1/XX/2007	PA	XXX	XXX	NO	*Not Applicable	2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09)
[2]   Affiliated Business Doc Missing
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Rate Lock
[2]   State - Missing Application Disclosure
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
																						RB	B	B	B
XXX	XXX	310002370	XXX	XXX	First	FIXED	Cashout Refi	Second Home	3/XX/2007	5/XX/2007	NY	XXX	XXX	NO	*Not Applicable	3	[3] Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
																		Finance charges under disclosed by $589.75 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a Closing Attorney Fee of $XXX as a prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
XXX	XXX	310002319	XXX	XXX	First	FIXED	Construction To Perm	Owner Occ	9/XX/2006	10/XX/2006	MN	XXX	XXX	NO	*Not Applicable	2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] State - Missing Interest Rate Disclosre [2] State - Missing Mortgage Originator Disclosure					RB	B	B	B
XXX	XXX	310002255	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	11/XX/2008	1/XX/2009	VA	XXX	XXX	NO	*Not Applicable	2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09)
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing signed Notice of Mortgage Broker Fee
[2]   Initial GFE Missing
[2]   Initial TIL Missing
																						RB	B	B	B
XXX	XXX	310002253	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	1/XX/2009	3/XX/2009	OR	XXX	XXX	NO	*Not Applicable	2	[2] State - Missing Interest rate Lock/Float Disclosure [2] State - Missing Choice of Insurance Disclsoure					RB	B	B	B